Shareholder Report, Holdings (Details)	Sep. 30, 2024
Touchstone Strategic Income Opportunities Fund - CLASS A
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
Touchstone Strategic Income Opportunities Fund - CLASS A | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.20%	[1]
Touchstone Strategic Income Opportunities Fund - CLASS A | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[1]
Touchstone Strategic Income Opportunities Fund - CLASS A | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[1]
Touchstone Strategic Income Opportunities Fund - CLASS A | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%	[1]
Touchstone Strategic Income Opportunities Fund - CLASS A | BB/Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[1]
Touchstone Strategic Income Opportunities Fund - CLASS A | B/B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[1]
Touchstone Strategic Income Opportunities Fund - CLASS A | CCC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[1]
Touchstone Strategic Income Opportunities Fund - CLASS A | CC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[1]
Touchstone Strategic Income Opportunities Fund - CLASS A | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[1]
Touchstone Strategic Income Opportunities Fund - CLASS A | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.40%
Touchstone Strategic Income Opportunities Fund - CLASS A | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
Touchstone Strategic Income Opportunities Fund - CLASS A | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Touchstone Strategic Income Opportunities Fund - CLASS A | Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Touchstone Strategic Income Opportunities Fund - CLASS A | Non-Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Touchstone Strategic Income Opportunities Fund - CLASS A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Touchstone Strategic Income Opportunities Fund - CLASS A | Sovereign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Touchstone Strategic Income Opportunities Fund - CLASS A | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Touchstone Strategic Income Opportunities Fund - CLASS A | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Touchstone Strategic Income Opportunities Fund - CLASS A | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Touchstone Strategic Income Opportunities Fund - CLASS A | Short-Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Touchstone Strategic Income Opportunities Fund - CLASS A | Other Assets/Liabilities (Net) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS R6 | INDIA
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS R6 | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS R6 | CHINA
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS R6 | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS R6 | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS R6 | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS R6 | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS R6 | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS R6 | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS R6 | Other Assets/Liabilities (Net) [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS R6 | Short-Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Touchstone Sands Capital Emerging Markets Growth Fund - INSTITUTIONAL CLASS
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Touchstone Sands Capital Emerging Markets Growth Fund - INSTITUTIONAL CLASS | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
Touchstone Sands Capital Emerging Markets Growth Fund - INSTITUTIONAL CLASS | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Touchstone Sands Capital Emerging Markets Growth Fund - INSTITUTIONAL CLASS | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Touchstone Sands Capital Emerging Markets Growth Fund - INSTITUTIONAL CLASS | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Touchstone Sands Capital Emerging Markets Growth Fund - INSTITUTIONAL CLASS | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Touchstone Sands Capital Emerging Markets Growth Fund - INSTITUTIONAL CLASS | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Touchstone Sands Capital Emerging Markets Growth Fund - INSTITUTIONAL CLASS | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Touchstone Sands Capital Emerging Markets Growth Fund - INSTITUTIONAL CLASS | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Touchstone Sands Capital Emerging Markets Growth Fund - INSTITUTIONAL CLASS | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Touchstone Sands Capital Emerging Markets Growth Fund - INSTITUTIONAL CLASS | INDIA
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Touchstone Sands Capital Emerging Markets Growth Fund - INSTITUTIONAL CLASS | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Touchstone Sands Capital Emerging Markets Growth Fund - INSTITUTIONAL CLASS | CHINA
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Touchstone Sands Capital Emerging Markets Growth Fund - INSTITUTIONAL CLASS | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Touchstone Sands Capital Emerging Markets Growth Fund - INSTITUTIONAL CLASS | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Touchstone Sands Capital Emerging Markets Growth Fund - INSTITUTIONAL CLASS | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Touchstone Sands Capital Emerging Markets Growth Fund - INSTITUTIONAL CLASS | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Touchstone Sands Capital Emerging Markets Growth Fund - INSTITUTIONAL CLASS | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Touchstone Sands Capital Emerging Markets Growth Fund - INSTITUTIONAL CLASS | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Touchstone Sands Capital Emerging Markets Growth Fund - INSTITUTIONAL CLASS | Other Assets/Liabilities (Net) [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
Touchstone Sands Capital Emerging Markets Growth Fund - INSTITUTIONAL CLASS | Short-Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS Y
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS Y | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS Y | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS Y | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS Y | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS Y | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS Y | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS Y | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS Y | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS Y | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS Y | INDIA
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS Y | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS Y | CHINA
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS Y | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS Y | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS Y | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS Y | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS Y | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS Y | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS Y | Other Assets/Liabilities (Net) [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS Y | Short-Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS C | INDIA
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS C | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS C | CHINA
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS C | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS C | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS C | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS C | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS C | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS C | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS C | Other Assets/Liabilities (Net) [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS C | Short-Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS A | INDIA
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS A | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS A | CHINA
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS A | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS A | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS A | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS A | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS A | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS A | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS A | Other Assets/Liabilities (Net) [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
Touchstone Sands Capital Emerging Markets Growth Fund - CLASS A | Short-Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Touchstone Non-US ESG Equity Fund - INSTITUTIONAL CLASS
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Touchstone Non-US ESG Equity Fund - INSTITUTIONAL CLASS | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Touchstone Non-US ESG Equity Fund - INSTITUTIONAL CLASS | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Touchstone Non-US ESG Equity Fund - INSTITUTIONAL CLASS | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Touchstone Non-US ESG Equity Fund - INSTITUTIONAL CLASS | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Touchstone Non-US ESG Equity Fund - INSTITUTIONAL CLASS | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Touchstone Non-US ESG Equity Fund - INSTITUTIONAL CLASS | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Touchstone Non-US ESG Equity Fund - INSTITUTIONAL CLASS | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Touchstone Non-US ESG Equity Fund - INSTITUTIONAL CLASS | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Touchstone Non-US ESG Equity Fund - INSTITUTIONAL CLASS | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Touchstone Non-US ESG Equity Fund - INSTITUTIONAL CLASS | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Touchstone Non-US ESG Equity Fund - INSTITUTIONAL CLASS | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Touchstone Non-US ESG Equity Fund - INSTITUTIONAL CLASS | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Touchstone Non-US ESG Equity Fund - INSTITUTIONAL CLASS | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Touchstone Non-US ESG Equity Fund - INSTITUTIONAL CLASS | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Touchstone Non-US ESG Equity Fund - INSTITUTIONAL CLASS | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Touchstone Non-US ESG Equity Fund - INSTITUTIONAL CLASS | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Touchstone Non-US ESG Equity Fund - INSTITUTIONAL CLASS | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Touchstone Non-US ESG Equity Fund - INSTITUTIONAL CLASS | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Touchstone Non-US ESG Equity Fund - INSTITUTIONAL CLASS | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Touchstone Non-US ESG Equity Fund - INSTITUTIONAL CLASS | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Touchstone Non-US ESG Equity Fund - INSTITUTIONAL CLASS | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Touchstone Non-US ESG Equity Fund - INSTITUTIONAL CLASS | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Touchstone Non-US ESG Equity Fund - INSTITUTIONAL CLASS | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Touchstone Non-US ESG Equity Fund - INSTITUTIONAL CLASS | Short-Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Touchstone Non-US ESG Equity Fund - INSTITUTIONAL CLASS | Other Assets/Liabilities (Net) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Touchstone Non-US ESG Equity Fund - CLASS Y
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Touchstone Non-US ESG Equity Fund - CLASS Y | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Touchstone Non-US ESG Equity Fund - CLASS Y | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Touchstone Non-US ESG Equity Fund - CLASS Y | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Touchstone Non-US ESG Equity Fund - CLASS Y | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Touchstone Non-US ESG Equity Fund - CLASS Y | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Touchstone Non-US ESG Equity Fund - CLASS Y | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Touchstone Non-US ESG Equity Fund - CLASS Y | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Touchstone Non-US ESG Equity Fund - CLASS Y | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Touchstone Non-US ESG Equity Fund - CLASS Y | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Touchstone Non-US ESG Equity Fund - CLASS Y | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Touchstone Non-US ESG Equity Fund - CLASS Y | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Touchstone Non-US ESG Equity Fund - CLASS Y | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Touchstone Non-US ESG Equity Fund - CLASS Y | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Touchstone Non-US ESG Equity Fund - CLASS Y | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Touchstone Non-US ESG Equity Fund - CLASS Y | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Touchstone Non-US ESG Equity Fund - CLASS Y | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Touchstone Non-US ESG Equity Fund - CLASS Y | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Touchstone Non-US ESG Equity Fund - CLASS Y | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Touchstone Non-US ESG Equity Fund - CLASS Y | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Touchstone Non-US ESG Equity Fund - CLASS Y | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Touchstone Non-US ESG Equity Fund - CLASS Y | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Touchstone Non-US ESG Equity Fund - CLASS Y | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Touchstone Non-US ESG Equity Fund - CLASS Y | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Touchstone Non-US ESG Equity Fund - CLASS Y | Short-Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Touchstone Non-US ESG Equity Fund - CLASS Y | Other Assets/Liabilities (Net) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Touchstone Non-US ESG Equity Fund - CLASS C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Touchstone Non-US ESG Equity Fund - CLASS C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Touchstone Non-US ESG Equity Fund - CLASS C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Touchstone Non-US ESG Equity Fund - CLASS C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Touchstone Non-US ESG Equity Fund - CLASS C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Touchstone Non-US ESG Equity Fund - CLASS C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Touchstone Non-US ESG Equity Fund - CLASS C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Touchstone Non-US ESG Equity Fund - CLASS C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Touchstone Non-US ESG Equity Fund - CLASS C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Touchstone Non-US ESG Equity Fund - CLASS C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Touchstone Non-US ESG Equity Fund - CLASS C | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Touchstone Non-US ESG Equity Fund - CLASS C | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Touchstone Non-US ESG Equity Fund - CLASS C | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Touchstone Non-US ESG Equity Fund - CLASS C | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Touchstone Non-US ESG Equity Fund - CLASS C | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Touchstone Non-US ESG Equity Fund - CLASS C | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Touchstone Non-US ESG Equity Fund - CLASS C | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Touchstone Non-US ESG Equity Fund - CLASS C | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Touchstone Non-US ESG Equity Fund - CLASS C | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Touchstone Non-US ESG Equity Fund - CLASS C | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Touchstone Non-US ESG Equity Fund - CLASS C | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Touchstone Non-US ESG Equity Fund - CLASS C | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Touchstone Non-US ESG Equity Fund - CLASS C | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Touchstone Non-US ESG Equity Fund - CLASS C | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Touchstone Non-US ESG Equity Fund - CLASS C | Short-Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Touchstone Non-US ESG Equity Fund - CLASS C | Other Assets/Liabilities (Net) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Touchstone Non-US ESG Equity Fund - CLASS A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Touchstone Non-US ESG Equity Fund - CLASS A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Touchstone Non-US ESG Equity Fund - CLASS A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Touchstone Non-US ESG Equity Fund - CLASS A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Touchstone Non-US ESG Equity Fund - CLASS A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Touchstone Non-US ESG Equity Fund - CLASS A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Touchstone Non-US ESG Equity Fund - CLASS A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Touchstone Non-US ESG Equity Fund - CLASS A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Touchstone Non-US ESG Equity Fund - CLASS A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Touchstone Non-US ESG Equity Fund - CLASS A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Touchstone Non-US ESG Equity Fund - CLASS A | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Touchstone Non-US ESG Equity Fund - CLASS A | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Touchstone Non-US ESG Equity Fund - CLASS A | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Touchstone Non-US ESG Equity Fund - CLASS A | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Touchstone Non-US ESG Equity Fund - CLASS A | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Touchstone Non-US ESG Equity Fund - CLASS A | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Touchstone Non-US ESG Equity Fund - CLASS A | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Touchstone Non-US ESG Equity Fund - CLASS A | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Touchstone Non-US ESG Equity Fund - CLASS A | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Touchstone Non-US ESG Equity Fund - CLASS A | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Touchstone Non-US ESG Equity Fund - CLASS A | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Touchstone Non-US ESG Equity Fund - CLASS A | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Touchstone Non-US ESG Equity Fund - CLASS A | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Touchstone Non-US ESG Equity Fund - CLASS A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Touchstone Non-US ESG Equity Fund - CLASS A | Short-Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Touchstone Non-US ESG Equity Fund - CLASS A | Other Assets/Liabilities (Net) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Touchstone Mid Cap Growth Fund - CLASS R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Touchstone Mid Cap Growth Fund - CLASS R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Touchstone Mid Cap Growth Fund - CLASS R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Touchstone Mid Cap Growth Fund - CLASS R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Touchstone Mid Cap Growth Fund - CLASS R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Touchstone Mid Cap Growth Fund - CLASS R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Touchstone Mid Cap Growth Fund - CLASS R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Touchstone Mid Cap Growth Fund - CLASS R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Touchstone Mid Cap Growth Fund - CLASS R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Touchstone Mid Cap Growth Fund - CLASS R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Touchstone Mid Cap Growth Fund - CLASS R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Touchstone Mid Cap Growth Fund - CLASS R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Touchstone Mid Cap Growth Fund - CLASS R6 | Short-Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Touchstone Mid Cap Growth Fund - CLASS R6 | Other Assets/Liabilities (Net) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Touchstone Mid Cap Growth Fund - INSTITUTIONAL CLASS
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Touchstone Mid Cap Growth Fund - INSTITUTIONAL CLASS | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Touchstone Mid Cap Growth Fund - INSTITUTIONAL CLASS | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Touchstone Mid Cap Growth Fund - INSTITUTIONAL CLASS | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Touchstone Mid Cap Growth Fund - INSTITUTIONAL CLASS | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Touchstone Mid Cap Growth Fund - INSTITUTIONAL CLASS | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Touchstone Mid Cap Growth Fund - INSTITUTIONAL CLASS | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Touchstone Mid Cap Growth Fund - INSTITUTIONAL CLASS | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Touchstone Mid Cap Growth Fund - INSTITUTIONAL CLASS | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Touchstone Mid Cap Growth Fund - INSTITUTIONAL CLASS | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Touchstone Mid Cap Growth Fund - INSTITUTIONAL CLASS | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Touchstone Mid Cap Growth Fund - INSTITUTIONAL CLASS | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Touchstone Mid Cap Growth Fund - INSTITUTIONAL CLASS | Short-Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Touchstone Mid Cap Growth Fund - INSTITUTIONAL CLASS | Other Assets/Liabilities (Net) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Touchstone Mid Cap Growth Fund - CLASS Y
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Touchstone Mid Cap Growth Fund - CLASS Y | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Touchstone Mid Cap Growth Fund - CLASS Y | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Touchstone Mid Cap Growth Fund - CLASS Y | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Touchstone Mid Cap Growth Fund - CLASS Y | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Touchstone Mid Cap Growth Fund - CLASS Y | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Touchstone Mid Cap Growth Fund - CLASS Y | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Touchstone Mid Cap Growth Fund - CLASS Y | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Touchstone Mid Cap Growth Fund - CLASS Y | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Touchstone Mid Cap Growth Fund - CLASS Y | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Touchstone Mid Cap Growth Fund - CLASS Y | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Touchstone Mid Cap Growth Fund - CLASS Y | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Touchstone Mid Cap Growth Fund - CLASS Y | Short-Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Touchstone Mid Cap Growth Fund - CLASS Y | Other Assets/Liabilities (Net) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Touchstone Mid Cap Growth Fund - CLASS C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Touchstone Mid Cap Growth Fund - CLASS C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Touchstone Mid Cap Growth Fund - CLASS C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Touchstone Mid Cap Growth Fund - CLASS C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Touchstone Mid Cap Growth Fund - CLASS C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Touchstone Mid Cap Growth Fund - CLASS C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Touchstone Mid Cap Growth Fund - CLASS C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Touchstone Mid Cap Growth Fund - CLASS C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Touchstone Mid Cap Growth Fund - CLASS C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Touchstone Mid Cap Growth Fund - CLASS C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Touchstone Mid Cap Growth Fund - CLASS C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Touchstone Mid Cap Growth Fund - CLASS C | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Touchstone Mid Cap Growth Fund - CLASS C | Short-Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Touchstone Mid Cap Growth Fund - CLASS C | Other Assets/Liabilities (Net) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Touchstone Mid Cap Growth Fund - CLASS A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Touchstone Mid Cap Growth Fund - CLASS A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Touchstone Mid Cap Growth Fund - CLASS A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Touchstone Mid Cap Growth Fund - CLASS A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Touchstone Mid Cap Growth Fund - CLASS A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Touchstone Mid Cap Growth Fund - CLASS A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Touchstone Mid Cap Growth Fund - CLASS A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Touchstone Mid Cap Growth Fund - CLASS A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Touchstone Mid Cap Growth Fund - CLASS A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Touchstone Mid Cap Growth Fund - CLASS A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Touchstone Mid Cap Growth Fund - CLASS A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Touchstone Mid Cap Growth Fund - CLASS A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Touchstone Mid Cap Growth Fund - CLASS A | Short-Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Touchstone Mid Cap Growth Fund - CLASS A | Other Assets/Liabilities (Net) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Touchstone Growth Opportunities Fund - INSTITUTIONAL CLASS
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Touchstone Growth Opportunities Fund - INSTITUTIONAL CLASS | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Touchstone Growth Opportunities Fund - INSTITUTIONAL CLASS | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Touchstone Growth Opportunities Fund - INSTITUTIONAL CLASS | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Touchstone Growth Opportunities Fund - INSTITUTIONAL CLASS | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Touchstone Growth Opportunities Fund - INSTITUTIONAL CLASS | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Touchstone Growth Opportunities Fund - INSTITUTIONAL CLASS | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Touchstone Growth Opportunities Fund - INSTITUTIONAL CLASS | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Touchstone Growth Opportunities Fund - INSTITUTIONAL CLASS | Short-Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Touchstone Growth Opportunities Fund - INSTITUTIONAL CLASS | Other Assets/Liabilities (Net) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Touchstone Growth Opportunities Fund - CLASS Y
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Touchstone Growth Opportunities Fund - CLASS Y | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Touchstone Growth Opportunities Fund - CLASS Y | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Touchstone Growth Opportunities Fund - CLASS Y | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Touchstone Growth Opportunities Fund - CLASS Y | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Touchstone Growth Opportunities Fund - CLASS Y | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Touchstone Growth Opportunities Fund - CLASS Y | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Touchstone Growth Opportunities Fund - CLASS Y | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Touchstone Growth Opportunities Fund - CLASS Y | Short-Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Touchstone Growth Opportunities Fund - CLASS Y | Other Assets/Liabilities (Net) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Touchstone Growth Opportunities Fund - CLASS C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Touchstone Growth Opportunities Fund - CLASS C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Touchstone Growth Opportunities Fund - CLASS C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Touchstone Growth Opportunities Fund - CLASS C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Touchstone Growth Opportunities Fund - CLASS C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Touchstone Growth Opportunities Fund - CLASS C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Touchstone Growth Opportunities Fund - CLASS C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Touchstone Growth Opportunities Fund - CLASS C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Touchstone Growth Opportunities Fund - CLASS C | Short-Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Touchstone Growth Opportunities Fund - CLASS C | Other Assets/Liabilities (Net) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Touchstone Growth Opportunities Fund - CLASS A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Touchstone Growth Opportunities Fund - CLASS A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Touchstone Growth Opportunities Fund - CLASS A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Touchstone Growth Opportunities Fund - CLASS A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Touchstone Growth Opportunities Fund - CLASS A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Touchstone Growth Opportunities Fund - CLASS A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Touchstone Growth Opportunities Fund - CLASS A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Touchstone Growth Opportunities Fund - CLASS A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Touchstone Growth Opportunities Fund - CLASS A | Short-Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Touchstone Growth Opportunities Fund - CLASS A | Other Assets/Liabilities (Net) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Touchstone Focused Fund INSTITUTIONAL CLASS
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Touchstone Focused Fund INSTITUTIONAL CLASS | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Touchstone Focused Fund INSTITUTIONAL CLASS | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Touchstone Focused Fund INSTITUTIONAL CLASS | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
Touchstone Focused Fund INSTITUTIONAL CLASS | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Touchstone Focused Fund INSTITUTIONAL CLASS | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Touchstone Focused Fund INSTITUTIONAL CLASS | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Touchstone Focused Fund INSTITUTIONAL CLASS | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Touchstone Focused Fund INSTITUTIONAL CLASS | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Touchstone Focused Fund INSTITUTIONAL CLASS | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Touchstone Focused Fund INSTITUTIONAL CLASS | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Touchstone Focused Fund INSTITUTIONAL CLASS | Other Assets/Liabilities (Net) [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
Touchstone Focused Fund INSTITUTIONAL CLASS | Short-Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Touchstone Focused Fund - CLASS Y
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Touchstone Focused Fund - CLASS Y | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Touchstone Focused Fund - CLASS Y | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Touchstone Focused Fund - CLASS Y | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
Touchstone Focused Fund - CLASS Y | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Touchstone Focused Fund - CLASS Y | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Touchstone Focused Fund - CLASS Y | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Touchstone Focused Fund - CLASS Y | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Touchstone Focused Fund - CLASS Y | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Touchstone Focused Fund - CLASS Y | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Touchstone Focused Fund - CLASS Y | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Touchstone Focused Fund - CLASS Y | Other Assets/Liabilities (Net) [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
Touchstone Focused Fund - CLASS Y | Short-Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Touchstone Focused Fund - CLASS C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Touchstone Focused Fund - CLASS C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Touchstone Focused Fund - CLASS C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Touchstone Focused Fund - CLASS C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
Touchstone Focused Fund - CLASS C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Touchstone Focused Fund - CLASS C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Touchstone Focused Fund - CLASS C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Touchstone Focused Fund - CLASS C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Touchstone Focused Fund - CLASS C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Touchstone Focused Fund - CLASS C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Touchstone Focused Fund - CLASS C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Touchstone Focused Fund - CLASS C | Other Assets/Liabilities (Net) [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
Touchstone Focused Fund - CLASS C | Short-Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Touchstone Focused Fund - CLASS A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Touchstone Focused Fund - CLASS A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Touchstone Focused Fund - CLASS A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Touchstone Focused Fund - CLASS A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
Touchstone Focused Fund - CLASS A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Touchstone Focused Fund - CLASS A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Touchstone Focused Fund - CLASS A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Touchstone Focused Fund - CLASS A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Touchstone Focused Fund - CLASS A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Touchstone Focused Fund - CLASS A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Touchstone Focused Fund - CLASS A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Touchstone Focused Fund - CLASS A | Other Assets/Liabilities (Net) [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
Touchstone Focused Fund - CLASS A | Short-Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Touchstone Flexible Income Fund - INSTITUTIONAL CLASS
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
Touchstone Flexible Income Fund - INSTITUTIONAL CLASS | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%	[1]
Touchstone Flexible Income Fund - INSTITUTIONAL CLASS | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%	[1]
Touchstone Flexible Income Fund - INSTITUTIONAL CLASS | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[1]
Touchstone Flexible Income Fund - INSTITUTIONAL CLASS | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[1]
Touchstone Flexible Income Fund - INSTITUTIONAL CLASS | BB/Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[1]
Touchstone Flexible Income Fund - INSTITUTIONAL CLASS | B/B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
Touchstone Flexible Income Fund - INSTITUTIONAL CLASS | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%	[1]
Touchstone Flexible Income Fund - INSTITUTIONAL CLASS | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Touchstone Flexible Income Fund - INSTITUTIONAL CLASS | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Touchstone Flexible Income Fund - INSTITUTIONAL CLASS | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Touchstone Flexible Income Fund - INSTITUTIONAL CLASS | Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Touchstone Flexible Income Fund - INSTITUTIONAL CLASS | Non-Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Touchstone Flexible Income Fund - INSTITUTIONAL CLASS | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Touchstone Flexible Income Fund - INSTITUTIONAL CLASS | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Touchstone Flexible Income Fund - INSTITUTIONAL CLASS | Other Assets/Liabilities (Net) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Touchstone Flexible Income Fund - INSTITUTIONAL CLASS | Short-Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Touchstone Flexible Income Fund - INSTITUTIONAL CLASS | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Touchstone Flexible Income Fund - INSTITUTIONAL CLASS | Short-Term U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Touchstone Flexible Income Fund - CLASS Y
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
Touchstone Flexible Income Fund - CLASS Y | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%	[1]
Touchstone Flexible Income Fund - CLASS Y | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%	[1]
Touchstone Flexible Income Fund - CLASS Y | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[1]
Touchstone Flexible Income Fund - CLASS Y | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[1]
Touchstone Flexible Income Fund - CLASS Y | BB/Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[1]
Touchstone Flexible Income Fund - CLASS Y | B/B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
Touchstone Flexible Income Fund - CLASS Y | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%	[1]
Touchstone Flexible Income Fund - CLASS Y | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Touchstone Flexible Income Fund - CLASS Y | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Touchstone Flexible Income Fund - CLASS Y | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Touchstone Flexible Income Fund - CLASS Y | Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Touchstone Flexible Income Fund - CLASS Y | Non-Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Touchstone Flexible Income Fund - CLASS Y | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Touchstone Flexible Income Fund - CLASS Y | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Touchstone Flexible Income Fund - CLASS Y | Other Assets/Liabilities (Net) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Touchstone Flexible Income Fund - CLASS Y | Short-Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Touchstone Flexible Income Fund - CLASS Y | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Touchstone Flexible Income Fund - CLASS Y | Short-Term U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Touchstone Flexible Income Fund - CLASS C
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
Touchstone Flexible Income Fund - CLASS C | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%	[1]
Touchstone Flexible Income Fund - CLASS C | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%	[1]
Touchstone Flexible Income Fund - CLASS C | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[1]
Touchstone Flexible Income Fund - CLASS C | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[1]
Touchstone Flexible Income Fund - CLASS C | BB/Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[1]
Touchstone Flexible Income Fund - CLASS C | B/B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
Touchstone Flexible Income Fund - CLASS C | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%	[1]
Touchstone Flexible Income Fund - CLASS C | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Touchstone Flexible Income Fund - CLASS C | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Touchstone Flexible Income Fund - CLASS C | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Touchstone Flexible Income Fund - CLASS C | Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Touchstone Flexible Income Fund - CLASS C | Non-Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Touchstone Flexible Income Fund - CLASS C | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Touchstone Flexible Income Fund - CLASS C | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Touchstone Flexible Income Fund - CLASS C | Other Assets/Liabilities (Net) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Touchstone Flexible Income Fund - CLASS C | Short-Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Touchstone Flexible Income Fund - CLASS C | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Touchstone Flexible Income Fund - CLASS C | Short-Term U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Touchstone Strategic Income Opportunities Fund - CLASS Y
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
Touchstone Strategic Income Opportunities Fund - CLASS Y | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.20%	[1]
Touchstone Strategic Income Opportunities Fund - CLASS Y | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[1]
Touchstone Strategic Income Opportunities Fund - CLASS Y | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[1]
Touchstone Strategic Income Opportunities Fund - CLASS Y | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%	[1]
Touchstone Strategic Income Opportunities Fund - CLASS Y | BB/Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[1]
Touchstone Strategic Income Opportunities Fund - CLASS Y | B/B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[1]
Touchstone Strategic Income Opportunities Fund - CLASS Y | CCC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[1]
Touchstone Strategic Income Opportunities Fund - CLASS Y | CC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[1]
Touchstone Strategic Income Opportunities Fund - CLASS Y | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[1]
Touchstone Strategic Income Opportunities Fund - CLASS Y | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.40%
Touchstone Strategic Income Opportunities Fund - CLASS Y | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
Touchstone Strategic Income Opportunities Fund - CLASS Y | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Touchstone Strategic Income Opportunities Fund - CLASS Y | Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Touchstone Strategic Income Opportunities Fund - CLASS Y | Non-Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Touchstone Strategic Income Opportunities Fund - CLASS Y | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Touchstone Strategic Income Opportunities Fund - CLASS Y | Sovereign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Touchstone Strategic Income Opportunities Fund - CLASS Y | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Touchstone Strategic Income Opportunities Fund - CLASS Y | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Touchstone Strategic Income Opportunities Fund - CLASS Y | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Touchstone Strategic Income Opportunities Fund - CLASS Y | Short-Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Touchstone Strategic Income Opportunities Fund - CLASS Y | Other Assets/Liabilities (Net) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Touchstone Strategic Income Opportunities Fund - CLASS C
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
Touchstone Strategic Income Opportunities Fund - CLASS C | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.20%	[1]
Touchstone Strategic Income Opportunities Fund - CLASS C | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[1]
Touchstone Strategic Income Opportunities Fund - CLASS C | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[1]
Touchstone Strategic Income Opportunities Fund - CLASS C | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%	[1]
Touchstone Strategic Income Opportunities Fund - CLASS C | BB/Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[1]
Touchstone Strategic Income Opportunities Fund - CLASS C | B/B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[1]
Touchstone Strategic Income Opportunities Fund - CLASS C | CCC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[1]
Touchstone Strategic Income Opportunities Fund - CLASS C | CC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[1]
Touchstone Strategic Income Opportunities Fund - CLASS C | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[1]
Touchstone Strategic Income Opportunities Fund - CLASS C | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.40%
Touchstone Strategic Income Opportunities Fund - CLASS C | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
Touchstone Strategic Income Opportunities Fund - CLASS C | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Touchstone Strategic Income Opportunities Fund - CLASS C | Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Touchstone Strategic Income Opportunities Fund - CLASS C | Non-Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Touchstone Strategic Income Opportunities Fund - CLASS C | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Touchstone Strategic Income Opportunities Fund - CLASS C | Sovereign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Touchstone Strategic Income Opportunities Fund - CLASS C | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Touchstone Strategic Income Opportunities Fund - CLASS C | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Touchstone Strategic Income Opportunities Fund - CLASS C | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Touchstone Strategic Income Opportunities Fund - CLASS C | Short-Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Touchstone Strategic Income Opportunities Fund - CLASS C | Other Assets/Liabilities (Net) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Touchstone Strategic Income Opportunities Fund - INSTITUTIONAL CLASS
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
Touchstone Strategic Income Opportunities Fund - INSTITUTIONAL CLASS | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.20%	[1]
Touchstone Strategic Income Opportunities Fund - INSTITUTIONAL CLASS | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[1]
Touchstone Strategic Income Opportunities Fund - INSTITUTIONAL CLASS | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[1]
Touchstone Strategic Income Opportunities Fund - INSTITUTIONAL CLASS | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%	[1]
Touchstone Strategic Income Opportunities Fund - INSTITUTIONAL CLASS | BB/Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[1]
Touchstone Strategic Income Opportunities Fund - INSTITUTIONAL CLASS | B/B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[1]
Touchstone Strategic Income Opportunities Fund - INSTITUTIONAL CLASS | CCC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[1]
Touchstone Strategic Income Opportunities Fund - INSTITUTIONAL CLASS | CC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[1]
Touchstone Strategic Income Opportunities Fund - INSTITUTIONAL CLASS | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[1]
Touchstone Strategic Income Opportunities Fund - INSTITUTIONAL CLASS | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.40%
Touchstone Strategic Income Opportunities Fund - INSTITUTIONAL CLASS | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
Touchstone Strategic Income Opportunities Fund - INSTITUTIONAL CLASS | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Touchstone Strategic Income Opportunities Fund - INSTITUTIONAL CLASS | Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Touchstone Strategic Income Opportunities Fund - INSTITUTIONAL CLASS | Non-Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Touchstone Strategic Income Opportunities Fund - INSTITUTIONAL CLASS | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Touchstone Strategic Income Opportunities Fund - INSTITUTIONAL CLASS | Sovereign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Touchstone Strategic Income Opportunities Fund - INSTITUTIONAL CLASS | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Touchstone Strategic Income Opportunities Fund - INSTITUTIONAL CLASS | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Touchstone Strategic Income Opportunities Fund - INSTITUTIONAL CLASS | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Touchstone Strategic Income Opportunities Fund - INSTITUTIONAL CLASS | Short-Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Touchstone Strategic Income Opportunities Fund - INSTITUTIONAL CLASS | Other Assets/Liabilities (Net) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Touchstone Flexible Income Fund - CLASS A
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
Touchstone Flexible Income Fund - CLASS A | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%	[1]
Touchstone Flexible Income Fund - CLASS A | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%	[1]
Touchstone Flexible Income Fund - CLASS A | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[1]
Touchstone Flexible Income Fund - CLASS A | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[1]
Touchstone Flexible Income Fund - CLASS A | BB/Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[1]
Touchstone Flexible Income Fund - CLASS A | B/B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
Touchstone Flexible Income Fund - CLASS A | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%	[1]
Touchstone Flexible Income Fund - CLASS A | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Touchstone Flexible Income Fund - CLASS A | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Touchstone Flexible Income Fund - CLASS A | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Touchstone Flexible Income Fund - CLASS A | Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Touchstone Flexible Income Fund - CLASS A | Non-Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Touchstone Flexible Income Fund - CLASS A | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Touchstone Flexible Income Fund - CLASS A | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Touchstone Flexible Income Fund - CLASS A | Other Assets/Liabilities (Net) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Touchstone Flexible Income Fund - CLASS A | Short-Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Touchstone Flexible Income Fund - CLASS A | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Touchstone Flexible Income Fund - CLASS A | Short-Term U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%

[1]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.